Commitments and Contingencies, textuals (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Environmental Remediation Obligations Abstract
Insurance Coverage For Pollution	$ 1,000,000,000
Supplemental Calls Review Period	3 years
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	117,590,000
[ErikubShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	17,400,000
[WothoShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	17,400,000
[AsterShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	48,700,000
Unrecorded Unconditional Purchase Obligation	41,395,000
[AerikShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [Line Items]
Contract Price Of Vessels Under Construction	48,700,000
Unrecorded Unconditional Purchase Obligation	$ 41,395,000